PROSPECTUS

Federated Government Ultrashort Fund

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A Portfolio of Federated Institutional Trust

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 10

Who Manages the Fund? 11

Financial Information 12

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Report of Ernst & Young LLP, Independent Auditors 25

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for Federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 3.09%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.91% (quarter ended September 30, 1998). Its lowest quarterly return was 0.76% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

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The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Six-Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML6MTBI
1 Year	4.39%	4.64%
Start of Performance[1]	5.22%	5.14%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended July 31, 2000.

Total Waivers of Fund Expenses	0.59%
Total Actual Annual Operating Expenses (after waivers)	0.25%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.06% for the fiscal year ended July 31, 2000.

3 Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2000. Institutional Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2001.

EXAMPLE

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The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	86

3 Years	$ 	268

5 Years	$	466

10 Years	$	1,037

What are the Fund's Investment Strategies?

The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

Year Ended July 31	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$ 1.99	$ 2.00	$ 2.00	$ 2.00
Income From Investment Operations:
Net investment income	0.12	0.10	0.11	0.01
Net realized and unrealized loss on investments	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.09	0.11	0.01

Less Distributions:
Distributions from net investment income	(0.12)	(0.10)	(0.11)	(0.01)
Distributions from net realized gains	--	(0.00)[2]	(0.00)[2]	--

TOTAL DISTRIBUTIONS	(0.12)	(0.10)	(0.11)	(0.01)

Net Asset Value, End of Period	$ 1.98	$ 1.99	$ 2.00	$ 2.00

Total Return[3]	5.58%	4.87%	5.86%	0.34%

Ratios to Average Net Assets:

Expenses	0.25%	0.25%	0.15%	0.00%[4]

Net investment income	5.93%	5.20%	5.62%	5.75%[4]

Expense waiver/reimbursement[5]	0.34%	0.36%	0.63%	77.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$122,038	$186,362	$117,932	$11,100

Portfolio turnover	132%	278%	145%	0%

1 Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997 all income was distributed to the administrator.

2 Amounts represent less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--76.1%
	Federal Home Loan Bank--3.7%
$1,000,000	6.050%, 10/25/2000	$997,570
1,000,000	6.372%, 2/7/2001	997,630
1,000,000	6.450%, 2/16/2001	997,880
1,000,000	6.760%, 3/13/2001	997,400
1,000,000	7.150%, 6/29/2001	1,000,100

	TOTAL	4,990,580

	Federal Home Loan Bank, Discount Note--1.4%[1]
2,000,000	5.950%, 1/12/2001	1,942,400

	Federal Home Loan Bank, Floating Rate Notes--6.7%[2]
2,000,000	6.426%, 8/15/2000	2,000,240
5,000,000	6.520%, 11/1/2000	4,997,000
2,000,000	6.523%, 9/17/2000	1,988,900

	TOTAL	8,986,140

	Federal Home Loan Mortgage Corp.--1.5%
2,000,000	7.230%, 6/29/2001	1,999,960

	Federal Home Loan Mortgage Corp., Discount Note--3.7%[1]
5,000,000	6.550%, 8/17/2000	4,987,450

	Federal Home Loan Mortgage Corp., Floating Rate Note--1.5%[2]
2,000,000	6.410%, 8/21/2000	2,000,260

	Federal Home Loan Mortgage Corp. REMIC--4.8%
1,797,170	Series 1544-E, 6.250%, 6/15/2008	1,789,388
2,850,632	Series 1873-C, 7.000%, 6/15/2008	2,850,917
1,830,410	Series 1611-QC, 7.388%, 11/15/2023	1,841,557

	TOTAL	6,481,862

	Federal National Mortgage Association--4.5%
2,000,000	5.000%, 1/11/2001	1,983,600
1,000,000	6.450%, 3/9/2001	997,560
1,000,000	7.000%, 5/17/2001	1,000,880
2,079,467	8.000%, 12/1/2029 - 2/1/2030	2,086,544

	TOTAL	6,068,584

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--continued
	Federal National Mortgage Association, Floating Rate Notes--3.0%[2]
$2,000,000	6.440%, 8/22/2000	$2,000,412
2,000,000	6.590%, 9/1/2000	2,000,372

	TOTAL	4,000,784

	Federal National Mortgage Association REMIC--11.3%
2,894,334	Series 1993206-E, 5.650%, 5/25/2017	2,874,363
7,102,232	Series 2000-9-FQ, 7.180%, 11/25/2023	7,089,546
3,249,303	Series 1993-220-FA, 7.220%, 11/25/2013	3,247,744
1,902,000	Series 1992-135-J, 7.500%, 2/25/2021	1,906,298

	TOTAL	15,117,951

	Government National Mortgage Association--8.0%
8,542,518	8.500%, 1/15/2030 -- 3/15/2030	8,718,664
2,000,000	9.000%, 6/15/2030 -- 7/15/2030	2,059,380

	TOTAL	10,778,044

	Government National Mortgage Association, Floating Rate Notes--15.9%[2]
4,140,705	Series 1999-43-FA, 7.076%, 8/16/2000	4,143,314
3,000,000	Series 1999-30-PF, 7.126%, 8/16/2000	2,990,400
5,520,110	Series 2000-12-FC, 7.276%, 8/16/2000	5,512,382
8,732,942	Series 2000-10-FB, 7.276%, 8/16/2000	8,738,444

	TOTAL	21,384,540

	Student Loan Marketing Association, Floating Rate Notes--10.1%[2]
3,500,000	6.651%, 8/3/2000	3,500,630
5,000,000	6.681%, 8/17/2000	5,005,500
5,000,000	6.707%, 10/24/2000	4,997,000

	TOTAL	13,503,130

	TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $102,226,126)	102,241,685

Principal Amount		Value
	REPURCHASE AGREEMENTS--27.3%[3]
$10,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	$10,000,000
10,000,000	Goldman Sachs Group LP, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
10,000,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	10,000,000
6,705,000	Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	6,705,000

	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	36,705,000

	TOTAL INVESTMENTS (IDENTIFIED COST $138,931,126)[4]	$138,946,685

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $138,931,126. The net unrealized appreciation of investments on a federal tax basis amounts to $15,559 which is comprised of $89,072 appreciation and $73,513 depreciation at July 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($134,293,844) at July 31, 2000.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$36,705,000
Investments in securities	102,241,685

Total investments in securities, at value (identified and tax cost $138,931,126)		$138,946,685
Cash		2,901
Income receivable		702,537
Receivable for shares sold		1,740

TOTAL ASSETS		139,653,863

Liabilities:
Payable for investments purchased	4,997,000
Payable for shares redeemed	13,721
Income distribution payable	295,694
Accrued expenses	53,604

TOTAL LIABILITIES		5,360,019

Net assets for 67,830,510 shares outstanding		$134,293,844

Net Assets Consist of:
Paid in capital		$136,360,799
Net unrealized appreciation of investments		15,559
Accumulated net realized loss on investments		(2,092,749)
Undistributed net investment income		10,235

TOTAL NET ASSETS		$134,293,844

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$122,037,869 ÷ 61,642,278 shares outstanding		$1.98

Institutional Service Shares:
$12,255,975 ÷ 6,188,232 shares outstanding		$1.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest (net of dollar roll expense of $98,910)			$10,762,826

Expenses:
Investment adviser fee		$694,949
Administrative personnel and services fee		150,081
Custodian fees		17,178
Transfer and dividend disbursing agent fees and expenses		29,189
Directors'/Trustees' fees		11,032
Auditing fees		11,153
Legal fees		9,213
Portfolio accounting fees		62,241
Shareholder services fee--Institutional Service Shares		26,129
Share registration costs		26,297
Printing and postage		16,920
Insurance premiums		1,319
Miscellaneous		5,099

TOTAL EXPENSES		1,060,800

Waivers:
Waiver of investment adviser fee	$(592,968)
Waiver of shareholder services fee--Institutional Service Shares	(15,679)

TOTAL WAIVERS		(608,647)

Net expenses			452,153

Net investment income			10,310,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(787,610)
Net change in unrealized appreciation of investments			373,068

Net realized and unrealized loss on investments			(414,542)

Change in net assets resulting from operations			$9,896,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,310,673	$9,956,181
Net realized loss on investments (($1,426,924) and ($1,305,139), as computed for federal tax purposes)	(787,610)	(1,275,123)
Net change in unrealized appreciation (depreciation)	373,068	(342,432)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,896,131	8,338,626

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,668,829)	(9,957,683)
Institutional Service Shares	(630,651)	--
Distributions from net realized gains on investments
Institutional Shares	--	(61,004)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,299,480)	(10,018,687)

Share Transactions:
Proceeds from sale of shares	89,784,346	369,878,554
Net asset value of shares issued to shareholders in payment of distributions declared	7,095,525	7,420,283
Cost of shares redeemed	(148,544,442)	(307,189,137)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,664,571)	70,109,700

Change in net assets	(52,067,920)	68,429,639

Net Assets:
Beginning of period	186,361,764	117,932,125

End of period (including undistributed net investment income of $10,235 for the year ended July 31, 2000)	$134,293,844	$186,361,764

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Fund ("the Fund"). The investment objective of the Fund is current income.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,426,924 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $665,825 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended July 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,028,923	$63,437,152	184,938,794	$369,878,554
Shares issued to shareholders in payment of distributions declared	3,464,569	6,859,847	3,713,864	7,420,283
Shares redeemed	(67,733,198)	(134,214,753)	(153,728,509)	(307,189,137)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,239,706)	$(63,917,754)	34,924,149	$70,109,700

Year Ended July 31	2000[1]		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,306,420	$26,347,194	--	--
Shares issued to shareholders in payment of distributions declared	119,029	235,678	--	--
Shares redeemed	(7,237,217)	(14,329,689)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,188,232	$12,253,183	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,051,474)	$(51,664,571)	34,924,149	$70,109,700

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2000, the Fund's Institutional Shares did not incur as shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,533,734 and $13,184,991, respectively.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended July 31, 2000, were as follows:

Purchases	$174,494,215

Sales	$207,194,022

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST
AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Ultrashort Fund (formerly, Federated Institutional Short Duration Government Fund) (the Fund, one portfolio constituting the Federated Institutional Trust) as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Ultrashort Fund of the Federated Institutional Trust as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Government Ultrashort Fund


A Portfolio of Federated Institutional Trust


INSTITUTIONAL SHARES


SEPTEMBER 30, 2000



A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Reports and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-07193
Cusip 31420B102


G00352-01 (9/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Government Ultrashort Fund


A Portfolio of Federated Institutional Trust


INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000


CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5


What are the Specific Risks of Investing in the Fund? 7


What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 11


Who Manages the Fund? 12



Financial Information 13



Report of Ernst & Young LLP, Independent Auditors 25


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for Federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


The total returns shown here are for Institutional Shares, which is another class of shares offered by Federated Government Ultrashort Fund. Institutional Shares are not offered in this prospectus for the Fund's Institutional Service Shares. The total returns for Institutional Shares are disclosed here because Institutional Service Shares have only been offered since September 30, 1999. These total returns would be substantially similar to the annual returns for Institutional Service Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Service Shares will exceed those of the Institutional Shares.



Average Annual Total Return Table



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Six-Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	ML6MTBI
1 Year	4.39% 	4.64%
Start of Performance[1]	5.22% 	5.14%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%

1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended July 31, 2000.

Total Waivers of Fund Expenses	0.51%
Total Actual Annual Operating Expenses (after waivers)	0.35%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.04% for the fiscal year ended July 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2000.

EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	88

3 Years	$	274

5 Years	$	477

10 Years	$	1,061

What are the Fund's Investment Strategies?

The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed ; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

Period Ended July 31	2000 [1]
Net Asset Value, Beginning of Period	$ 1.98
Income From Investment Operations:
Net investment income	0.10
Net realized and unrealized loss on investments	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.10

Less Distributions:
Distributions from net investment income	(0.10)

Net Asset Value, End of Period	$ 1.98

Total Return[3]	5.07%

Ratios to Average Net Assets:

Expenses	0.35%[4]

Net investment income	6.06%[4]

Expense waiver/reimbursement[5]	0.51%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$12,256

Portfolio turnover	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntarily expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--76.1%
	Federal Home Loan Bank--3.7%
$1,000,000	6.050%, 10/25/2000	$997,570
1,000,000	6.372%, 2/7/2001	997,630
1,000,000	6.450%, 2/16/2001	997,880
1,000,000	6.760%, 3/13/2001	997,400
1,000,000	7.150%, 6/29/2001	1,000,100

	TOTAL	4,990,580

	Federal Home Loan Bank, Discount Note--1.4%[1]
2,000,000	5.950%, 1/12/2001	1,942,400

	Federal Home Loan Bank, Floating Rate Notes--6.7%[2]
2,000,000	6.426%, 8/15/2000	2,000,240
5,000,000	6.520%, 11/1/2000	4,997,000
2,000,000	6.523%, 9/17/2000	1,988,900

	TOTAL	8,986,140

	Federal Home Loan Mortgage Corp.--1.5%
2,000,000	7.230%, 6/29/2001	1,999,960

	Federal Home Loan Mortgage Corp., Discount Note--3.7%[1]
5,000,000	6.550%, 8/17/2000	4,987,450

	Federal Home Loan Mortgage Corp., Floating Rate Note--1.5%[2]
2,000,000	6.410%, 8/21/2000	2,000,260

	Federal Home Loan Mortgage Corp. REMIC--4.8%
1,797,170	Series 1544-E, 6.250%, 6/15/2008	1,789,388
2,850,632	Series 1873-C, 7.000%, 6/15/2008	2,850,917
1,830,410	Series 1611-QC, 7.388%, 11/15/2023	1,841,557

	TOTAL	6,481,862

	Federal National Mortgage Association--4.5%
2,000,000	5.000%, 1/11/2001	1,983,600
1,000,000	6.450%, 3/9/2001	997,560
1,000,000	7.000%, 5/17/2001	1,000,880
2,079,467	8.000%, 12/1/2029 - 2/1/2030	2,086,544

	TOTAL	6,068,584

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--continued
	Federal National Mortgage Association, Floating Rate Notes--3.0%[2]
$2,000,000	6.440%, 8/22/2000	$2,000,412
2,000,000	6.590%, 9/1/2000	2,000,372

	TOTAL	4,000,784

	Federal National Mortgage Association REMIC--11.3%
2,894,334	Series 1993206-E, 5.650%, 5/25/2017	2,874,363
7,102,232	Series 2000-9-FQ, 7.180%, 11/25/2023	7,089,546
3,249,303	Series 1993-220-FA, 7.220%, 11/25/2013	3,247,744
1,902,000	Series 1992-135-J, 7.500%, 2/25/2021	1,906,298

	TOTAL	15,117,951

	Government National Mortgage Association--8.0%
8,542,518	8.500%, 1/15/2030 -- 3/15/2030	8,718,664
2,000,000	9.000%, 6/15/2030 -- 7/15/2030	2,059,380

	TOTAL	10,778,044

	Government National Mortgage Association, Floating Rate Notes--15.9%[2]
4,140,705	Series 1999-43-FA, 7.076%, 8/16/2000	4,143,314
3,000,000	Series 1999-30-PF, 7.126%, 8/16/2000	2,990,400
5,520,110	Series 2000-12-FC, 7.276%, 8/16/2000	5,512,382
8,732,942	Series 2000-10-FB, 7.276%, 8/16/2000	8,738,444

	TOTAL	21,384,540

	Student Loan Marketing Association, Floating Rate Notes--10.1%[2]
3,500,000	6.651%, 8/3/2000	3,500,630
5,000,000	6.681%, 8/17/2000	5,005,500
5,000,000	6.707%, 10/24/2000	4,997,000

	TOTAL	13,503,130

	TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $102,226,126)	102,241,685

Principal Amount		Value
	REPURCHASE AGREEMENTS--27.3%[3]
$10,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	$10,000,000
10,000,000	Goldman Sachs Group LP, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
10,000,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	10,000,000
6,705,000	Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	6,705,000

	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	36,705,000

	TOTAL INVESTMENTS (IDENTIFIED COST $138,931,126)[4]	$138,946,685

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $138,931,126. The net unrealized appreciation of investments on a federal tax basis amounts to $15,559 which is comprised of $89,072 appreciation and $73,513 depreciation at July 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($134,293,844) at July 31, 2000.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$36,705,000
Investments in securities	102,241,685

Total investments in securities, at value (identified and tax cost $138,931,126)		$138,946,685
Cash		2,901
Income receivable		702,537
Receivable for shares sold		1,740

TOTAL ASSETS		139,653,863

Liabilities:
Payable for investments purchased	4,997,000
Payable for shares redeemed	13,721
Income distribution payable	295,694
Accrued expenses	53,604

TOTAL LIABILITIES		5,360,019

Net assets for 67,830,510 shares outstanding		$134,293,844

Net Assets Consist of:
Paid in capital		$136,360,799
Net unrealized appreciation of investments		15,559
Accumulated net realized loss on investments		(2,092,749)
Undistributed net investment income		10,235

TOTAL NET ASSETS		$134,293,844

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$122,037,869 ÷ 61,642,278 shares outstanding		$1.98

Institutional Service Shares:
$12,255,975 ÷ 6,188,232 shares outstanding		$1.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest (net of dollar roll expense of $98,910)			$10,762,826

Expenses:
Investment adviser fee		$694,949
Administrative personnel and services fee		150,081
Custodian fees		17,178
Transfer and dividend disbursing agent fees and expenses		29,189
Directors'/Trustees' fees		11,032
Auditing fees		11,153
Legal fees		9,213
Portfolio accounting fees		62,241
Shareholder services fee--Institutional Service Shares		26,129
Share registration costs		26,297
Printing and postage		16,920
Insurance premiums		1,319
Miscellaneous		5,099

TOTAL EXPENSES		1,060,800

Waivers:
Waiver of investment adviser fee	$(592,968)
Waiver of shareholder services fee--Institutional Service Shares	(15,679)

TOTAL WAIVERS		(608,647)

Net expenses			452,153

Net investment income			10,310,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(787,610)
Net change in unrealized appreciation of investments			373,068

Net realized and unrealized loss on investments			(414,542)

Change in net assets resulting from operations			$9,896,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,310,673	$9,956,181
Net realized loss on investments (($1,426,924) and ($1,305,139), as computed for federal tax purposes)	(787,610)	(1,275,123)
Net change in unrealized appreciation (depreciation)	373,068	(342,432)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,896,131	8,338,626

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,668,829)	(9,957,683)
Institutional Service Shares	(630,651)	--
Distributions from net realized gains on investments
Institutional Shares	--	(61,004)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,299,480)	(10,018,687)

Share Transactions:
Proceeds from sale of shares	89,784,346	369,878,554
Net asset value of shares issued to shareholders in payment of distributions declared	7,095,525	7,420,283
Cost of shares redeemed	(148,544,442)	(307,189,137)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,664,571)	70,109,700

Change in net assets	(52,067,920)	68,429,639

Net Assets:
Beginning of period	186,361,764	117,932,125

End of period (including undistributed net investment income of $10,235 for the year ended July 31, 2000)	$134,293,844	$186,361,764

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Fund ("the Fund"). The investment objective of the Fund is current income.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,426,924 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $665,825 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended July 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,028,923	$63,437,152	184,938,794	$369,878,554
Shares issued to shareholders in payment of distributions declared	3,464,569	6,859,847	3,713,864	7,420,283
Shares redeemed	(67,733,198)	(134,214,753)	(153,728,509)	(307,189,137)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,239,706)	$(63,917,754)	34,924,149	$70,109,700

Year Ended July 31	2000[1]		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,306,420	$26,347,194	--	--
Shares issued to shareholders in payment of distributions declared	119,029	235,678	--	--
Shares redeemed	(7,237,217)	(14,329,689)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,188,232	$12,253,183	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,051,474)	$(51,664,571)	34,924,149	$70,109,700

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2000, the Fund's Institutional Shares did not incur as shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,533,734 and $13,184,991, respectively.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended July 31, 2000, were as follows:

Purchases	$174,494,215

Sales	$207,194,022

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Ultrashort Fund (formerly, Federated Institutional Short Duration Government Fund) (the Fund, one portfolio constituting the Federated Institutional Trust) as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Ultrashort Fund of the Federated Institutional Trust as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Government Ultrashort Fund


A Portfolio of Federated Institutional Trust


INSTITUTIONAL SERVICE SHARES


SEPTEMBER 30, 2000



A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-07193
Cusip 31420B201


G00352-06 (9/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Government Ultrashort Fund

Annual Report for Fiscal Year Ended July 31, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Government Ultrashort Fund invests in U.S. Government securities, to include U.S. Treasuries, U.S. Government agencies, and U.S. Government agency-sponsored mortgage-backed securities, either directly or through repurchase agreements. The Fund seeks to maintain a duration of one year or less.1 The Fund was renamed on September 30, 1999, and has been assigned a AAAf credit rating from Standard & Poor's.2

The Federal Reserve Board (the "Fed") tightened monetary policy five times over the course of the fiscal year ended July 31, 2000, raising the federal funds target rate from 5% to its current 6.5% level. Combined with the initial 25 basis point tightening step taken at the end of June 1999, by November 1999 the Fed had reversed the liquidity that it had needed to infuse into the market during the global economic crisis in late 1998. After taking a break to minimize disruptions around the time of the century date change, the Fed resumed its tightening path in early 2000 as economic growth continued to be robust. After voting to restrict monetary policy further at three consecutive Federal Open Market Committee meetings in February, March and May, the Fed left interest rates unchanged at its meeting in late June as signs that economic growth might be slowing had begun to surface.

Gross Domestic Product (GDP) grew at 5.7% and 8.3% in the third and fourth quarters of last year, and 4.8% and 5.3% in the first two quarters of 2000. This phenomenal growth was driven by formidable consumer demand. Although remarkable gains in productivity have raised expectations of a noninflationary potential rate of growth to close to 4%, this stronger pace of actual economic activity made the Fed and the markets uncomfortable. Retail sales grew over 8% over the period, and non-farm payrolls added an average of about 220,000 jobs per month over the same time frame. Driven higher by rising energy costs, the Producer Price Index and Consumer Price Index increased by 4.1% and 3.5% over the period. Inflation remained relatively well-behaved on a core basis, however, as these measures rose by a more benign 1.5% and 2.4%, respectively.

Short-term interest rates reflected--and largely anticipated--the monetary policy tightenings over the period. The yield on the one-year agency discount note, for example, began the period at 5.6% and climbed steadily to a peak of 7.2% by the end of May. The yield then dropped off to close the period around 6.8%, as signs that growth might be slowing began to appear. Movements in longer-term yields were volatile as well, with the yield on the 10-year Treasury note beginning the period at 5.9%, then rising to 6.8% by mid-January. The yield on this security then dropped off to 5.8% by early April, and then back up to close to 6.6% by early May before closing the period at close to 6%.

These periods of higher longer-term interest rates suppressed mortgage prepayments and issuance, leading to historically wide spreads that made mortgage-backed security (MBS) values compelling. The Fund increased MBS allocation to nearly 40% of portfolio assets from 33% at the beginning of the period. We adjusted this allocation throughout the period to take advantage of relative value and income opportunities.

Because of the degree to which shorter term interest rates rose relative to long-term rates, the adjustable rate mortgage (ARM)-to-fixed refinance incentive increased during the reporting period. As a result, the Fund sold its ARM holdings and replaced them with a combination of floating rate, planned amortization class (PC) and sequential collateralized mortgage obligations (CMOs) along with fixed-rate pass-throughs. These London Interbank Offered Rate-based CMO holdings, combined with direct agency floating rate paper held within the money market allocation of the Fund, allowed the portfolio to increase income while maintaining a stable duration profile in this turbulent period.

The Fund's net asset value closed the period where it began, at $1.98 per share. The portfolio's duration was 0.67 years, modestly longer than its intended benchmark, the Merrill Lynch 6-month Treasury Bill Index.3

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 An AAAf rating by Standard & Poor's means that the Fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. This rating, however, is subject to change and does not remove market disk.

3 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. Government securities. Investments cannot be made in an index.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Government Ultrashort Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Year Ended July 31, 2000
1 Year	5.58%
Start of Performance (7/10/97)	5.44%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Government Ultrashort Fund (Institutional Shares) (the "Fund") from July 10, 1997 (start of performance) to July 31, 2000, compared to the Merrill Lynch 6 Month Treasury Bill Index ("ML6MTBI").2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated September 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MTBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Government Ultrashort Fund

[Graphic Representation Omitted - See Appendix]

Cumulative Total Return for the Period Ended July 31, 2000
Start of Performance (9/30/99)	5.07%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Government Ultrashort Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2000, compared to the Merrill Lynch 6 Month Treasury Bill Index ("ML6MTBI").2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated September 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MTBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

Federated
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201
G00352-03 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

APPENDIX

MANAGEMENT’S DISCUSSION AND ANALYSIS

Federated Government Ultrashort Fund (Institutional Shares)

Growth of $25,000 Invested Line Graphs

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Government Ultrashort Fund (the “Fund”) are represented by a solid line. The Merrill Lynch 6 Month Treasury Bill Index (ML6MTBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund and the ML6MTBI. The “x” axis reflects computation periods from 7/10/97 to 7/31/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the ML6MTBI. The ending values were $29,401 and $29,309, respectively.

Federated Government Ultrashort Fund (Institutional Service Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Intermediate Income Fund (the “Fund”) are represented by a solid line. The Merrill Lynch 6 Month Treasury Bill Index (ML6MTBI) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund and the ML6MTBI. The “x” axis reflects computation periods from 9/30/99 to 7/31/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Service Shares as compared to the ML6MTBI. The ending values were $26,267 and $26,184 respectively.